Supplemental Financial Statement Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Inventories
Raw materials and supplies	$ 95.2	$ 100.7
Work in process	150.2	141.2
Finished products	370.9	430.5
Total inventories	616.3	672.4
Other Current Assets
Miscellaneous receivables	56.7	81.5
Deferred income tax benefits	211.7	207.0
Prepaid expenses	87.5	90.0
Value Added Tax Receivable, Current	57.6	53.5
Prepaid Share Option	7.7	2.5
Income Taxes Receivable, Current	31.1	0
Other	20.9	20.5
Total other current assets	473.2	455.0
Property, Plant and Equipment
Land	39.1	39.0
Buildings	283.9	278.2
Machinery and equipment	1,799.2	1,775.7
Construction in progress	63.7	75.6
Total gross property	2,185.9	2,168.5
Accumulated depreciation	(1,430.3)	(1,320.0)
Total net property, plant and equipment, net	755.6	848.5
Other Current Liabilities
Accrued advertising, promotion and allowances	100.3	70.1
Accrued Trade Allowance	93.1	101.4
Accrued salaries, vacations and incentive compensation	112.0	115.9
Income taxes payable	0	25.2
Returns reserve	49.8	52.8
Restructuring Reserve	20.6	2.8
Other	198.2	220.2
Total other current liabilities	574.0	588.4
Other Liabilities
Pensions and other retirement benefits	315.9	506.0
Deferred compensation	167.8	161.9
Deferred income tax liabilities	541.7	455.0
Other non-current liabilities	86.2	92.7
Total other liabilities	1,111.6	1,215.6
Supplemental Cash Flow Information [Abstract]
Interest Paid	126.5	117.5	141.8
Income Taxes Paid	142.2	113.0	206.4
Allowance for Doubtful Accounts [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation Allowances and Reserves, Balance	15.9	15.9	13.2
Valuation Allowances and Reserves, Reserves of Businesses Acquired	0	0	0.8
Valuation Allowances and Reserves, Charged to Cost and Expense	(0.3)	2.2	4.6
Valuation Allowances and Reserves, Adjustments	0.4	(2.2)	(2.7)
Valuation Allowances and Reserves, Balance	16.0	15.9	15.9
Valuation Allowance of Deferred Tax Assets [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation Allowances and Reserves, Balance	11.9	12.6	11.0
Valuation Allowances and Reserves, Charged to Cost and Expense	0.5	0	11.4
Valuation Allowances and Reserves, Reversal of Charges to Cost and Expense	(0.2)	(0.8)	(4.6)
Valuation Allowances and Reserves, Adjustments	(2.7)	0.1	(5.2)
Valuation Allowances and Reserves, Balance	$ 9.5	$ 11.9	$ 12.6